Exhibit 99.1

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS DUE DILIGENCE-15E

CERTIFICATION OF PROVIDER OF THIRD-PARTY DUE DILIGENCE SERVICES FOR

ASSET-BACKED SECURITIES

Pursuant to 17 CFR 240.17g-10, this Form must be used by a person providing third-party due diligence services in connection with an asset-backed security to comply with section 15E(s)(4)(B) of the Securities Exchange Act of 1934 (15 U.S.C. 78o-7(s)(4)(B)). Section 15E(s)(4)(B) of the Securities Exchange Act of 1934 requires a person providing the due diligence services to provide a written certification to any nationally recognized statistical rating organization that produces a credit rating to which such due diligence services relate.

Item 1.	Identity of the person providing third-party due diligence services

KPMG LLP

20 Pacifica, Suite 700

Irvine, CA 92618

Item 2.	Identity of the person who paid the person to provide third-party due diligence services

Fora Financial Advance LLC

1385 Broadway, 15th Floor,

New York, NY 10018

Item 3.	Credit rating criteria

If the due diligence performed by the third party is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization, identify the nationally recognized statistical rating organization and the title and date of the published criteria (more than one nationally recognized statistical rating organization may be identified).

KPMG LLP was not engaged to perform procedures that were intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization.

Item 4.	Description of the due diligence performed

Provide a description of the scope and manner of the due diligence services performed in connection with the review of assets that is sufficiently detailed to provide an understanding of the steps taken in performing the review. Include in the description: (1) the type of assets that were reviewed; (2) the sample size of the assets reviewed; (3) how the sample size was determined and, if applicable, computed; (4) whether the accuracy of information or data about the assets provided, directly or indirectly, by the securitizer or originator of the assets was reviewed and, if so, how the review was conducted; (5) whether the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements was reviewed and, if so, how the review was conducted; (6) whether the value of collateral securing such assets was reviewed and, if so, how the review was conducted; (7) whether the compliance of the originator of the assets with federal, state, and local laws and regulations was reviewed and, if so, how the review was conducted; and (8) any other type of review that was part of the due diligence services conducted by the person executing this Form. This description should be attached to the Form and contain the heading “Item 4.” Provide this description regardless of whether the due diligence performed is intended to satisfy the criteria for due diligence published by a nationally recognized statistical rating organization.

The Report contains a description of the following (numbers correspond to the requested description items):

(1)	See attached Independent Accountants’ Agreed-Upon Procedures Report dated July 11, 2024, pertaining to Fora Financial Asset Securitization 2024 LLC, Asset-Backed Notes, Series 2024-1.

(2)	See attached Independent Accountants’ Agreed-Upon Procedures Report dated July 11, 2024, pertaining to Fora Financial Asset Securitization 2024 LLC, Asset-Backed Notes, Series 2024-1.

(3)	See attached Independent Accountants’ Agreed-Upon Procedures Report dated July 11, 2024, pertaining to Fora Financial Asset Securitization 2024 LLC, Asset-Backed Notes, Series 2024-1.

(4)	See attached Independent Accountants’ Agreed-Upon Procedures Report dated July 11, 2024, pertaining to Fora Financial Asset Securitization 2024 LLC, Asset-Backed Notes, Series 2024-1.

(5)	Not applicable

(6)	Not applicable

(7)	Not applicable

(8)	None

Item 5. Summary of findings and conclusions of review

Provide a summary of the findings and conclusions that resulted from the due diligence services that is sufficiently detailed to provide an understanding of the findings and conclusions that were conveyed to the person identified in Item 2. This summary should be attached to the Form and contain the heading “Item 5.”

The findings can be found in the attached Independent Accountants’ Agreed-Upon Procedures Report dated July 11, 2024. Consistent with American Institute of Certified Public Accountants attestation standards, there were no conclusions that resulted from the due diligence services. KPMG LLP was not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File (as defined in the attached Independent Accountants’ Agreed-Upon Procedures Report dated July 11, 2024, pertaining to Fora Financial Asset Securitization 2024 LLC, Asset-Backed Notes, Series 2024-1).

CERTIFICATION

The undersigned has executed this Form ABS Due Diligence 15E on behalf of, and on the authority of, the person identified in Item 1 of the Form. The undersigned, on behalf of the person, represents that the person identified in Item 1 of the Form conducted a thorough review in performing the due diligence described in Item 4 attached to this Form and that the information and statements contained in this Form, including Item 4 attached to this Form, which are part of this Form, are accurate in all significant respects on and as of the date hereof.

For purposes of this certification, consistent with attestation standards established by the American Institute of Certified Public Accountants, we were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File (as defined in the attached Independent Accountants’ Agreed-Upon Procedures Report dated July 11, 2024, pertaining to Fora Financial Asset Securitization 2024 LLC, Asset-Backed Notes, Series 2024-1).

Name of Person Identified in Item 1:	KPMG LLP

By:	Tina M. Stoliar
	(Print name of duly authorized person)	(Signature)

Date: July 11, 2024

KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Agreed-Upon Procedures Report

Fora Financial Advance LLC (the “Company”)

Truist Securities, Inc. (the “Structuring Agent”)

(together, the “Specified Parties”)

Re:	Fora Financial Asset Securitization 2024 LLC, Asset-Backed Notes, Series 2024-1 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “Total Portfolio Data Tape - April 2024.xlsx,” provided by the Company on May 8, 2024, containing information on 4,165 small business receivables (the “Receivables”) as of April 30, 2024 (the “Data File”), which we were informed are intended to be included as collateral in the offering of the Series 2024-1 Notes by Fora Financial Asset Securitization 2024 LLC. The Company is responsible for the specified attributes identified by the Company in the Data File.

Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Receivables Agreement” means the purchase and sale of future receivables agreement (revenue advance), business loan and security agreement supplement, business funding application, working capital application, credit application, and/or financing application provided by the Company for each Selected Receivable (defined below). The Receivables Agreement was represented by the Company to be either the original Receivables Agreement, a copy of the original Receivables Agreement, and/or electronic records contained within the Company’s servicing system. We make no representation regarding the validity or accuracy of the Receivables Agreement or the execution of the Receivables Agreement by the obligor.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

•	The term “TRS System Schedule” means an electronic data file entitled “20240430 KPMG data set.xlsx,” provided by the Company on May 22, 2024, containing company legal name, founded date, credit report score, credit tier, contract term, collected receivable balance, and modification status associated with each Selected Receivable.

•	The term “Industry Type Schedule” means an electronic data file entitled “DealId-ParentIndustry- ChildIndustry.xlsx,” provided by the Company on May 31, 2024, containing industry type associated with each Selected Receivable.

•	The term “Funding Date Schedule” means two electronic data files entitled “Contract_received_ funded.xlsx” and “Contract_Received_Funded_additional_13.xlsx,” provided by the Company on June 3, 2024, containing the funded date for Selected Receivables for which the funded date in the Receivables Agreement does not match the Data File.

•	The term “Syndication Screenshots” means extracts from Company’s servicing system, provided by the Company on May 22, 2024, and May 31, 2024, identifying funded receivable balance and contractual payment amount for Selected Receivables that are syndicated receivables.

•	The term “Source Documents” means the Receivables Agreement, TRS System Schedule, Industry Type Schedule, Funding Date Schedule, and Syndication Screenshots.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, methodology, or value, as described in Exhibit A.

•	The term “Provided Information” means the Source Documents and Instructions.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We selected: (i) the 100 Receivables with the largest “OutstandingReceivableParticipating,” (ii) a random sample of 25 Receivables with non-zero “DaysPastDue,” and (iii) a random sample of 75 Receivables from the Data File for a total sample of 200 Receivables (together, the “Selected Receivables”). The Company instructed us to exclude Receivables for which the “IsEligible” column in the Data File is not populated. A listing of the Selected Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to select from the Data File.

B.	For each Selected Receivable, we compared or recomputed the specified attributes in the Data File listed in the table below to or using the corresponding information included in the Source Documents listed in the Provided Information column below, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Source Documents or the inability to agree the indicated information from the Data File to the Source Documents for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception. The Source Documents and Instructions are listed in the order of priority.

Attribute	Provided Information
CompanyLegalName	Receivables Agreement, TRS System Schedule
ABSIndustryType	Industry Type Schedule
StateCode	Receivables Agreement
YearFounded	TRS System Schedule

Attribute	Provided Information
FICO	TRS System Schedule
PRISMTier	TRS System Schedule
PricingProgramType	TRS System Schedule
DateFunded	Receivables Agreement, Funding Date Schedule
FundedRecievableFORA	Receivables Agreement, Syndication Screenshots
ContractualPaymentAmountFORA	Receivables Agreement, Syndication Screenshots
Factor Rate	Instructions
ContractTerm	TRS System Schedule
PaymentInterval	TRS System Schedule
Collected$Receivable	TRS System Schedule
OutstandingReceivableParticipating	Instructions
SubCollectionStatus	TRS System Schedule, Instructions

We found such information to be in agreement.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

Irvine, California

July 11, 2024

Exhibit A

Instructions

Number	Attribute	Instructions
1.	Factor Rate

Recompute as Right to Receive divided by FundedRecievableFORA. Recompute Right to Receive as the sum of ActualAmountReceived and RTROutstanding fields in the Data File.

Round the recomputed value to 2 decimal places.

2.	SubCollectionStatus	For Selected Receivables for which the TRS System Schedule value is “NULL,” consider the attribute to be in agreement if the Data File value is not populated.

A-1

Exhibit B

Selected Receivable

Selected Receivable Number	Deal ID	Selected Receivable Number	Deal ID	Selected Receivable Number	Deal ID
1	915***	41	898***	81	850***
2	909***	42	905***	82	896***
3	911***	43	810***	83	891***
4	866***	44	846***	84	891***
5	912***	45	819***	85	875***
6	860***	46	843***	86	894***
7	898***	47	878***	87	857***
8	860***	48	894***	88	883***
9	897***	49	880***	89	778***
10	853***	50	838***	90	874***
11	853***	51	808***	91	905***
12	892***	52	875***	92	778***
13	888***	53	888***	93	904***
14	875***	54	846***	94	875***
15	897***	55	879***	95	875***
16	910***	56	869***	96	895***
17	816***	57	852***	97	881***
18	870***	58	867***	98	887***
19	896***	59	857***	99	888***
20	871***	60	854***	100	873***
21	870***	61	857***	101	853***
22	832***	62	841***	102	782***
23	806***	63	914***	103	741***
24	864***	64	840***	104	787***
25	863***	65	885***	105	696***
26	820***	66	842***	106	765***
27	864***	67	892***	107	847***
28	896***	68	904***	108	785***
29	843***	69	902***	109	804***
30	895***	70	898***	110	815***
31	804***	71	858***	111	841***
32	860***	72	842***	112	817***
33	828***	73	765***	113	729***
34	825***	74	853***	114	850***
35	795***	75	585***	115	773***
36	906***	76	897***	116	772***
37	912***	77	826***	117	837***
38	795***	78	837***	118	797***
39	874***	79	901***	119	792***
40	824***	80	863***	120	789***

B-1

Exhibit B

Selected Receivable

Selected Receivable Number	Deal ID	Selected Receivable Number	Deal ID
121	901***	161	751***
122	774***	162	845***
123	832***	163	844***
124	826***	164	849***
125	686***	165	763***
126	798***	166	803***
127	886***	167	772***
128	813***	168	811***
129	755***	169	889***
130	906***	170	871***
131	782***	171	794***
132	808***	172	862***
133	745***	173	822***
134	835***	174	875***
135	832***	175	785***
136	862***	176	869***
137	871***	177	909***
138	838***	178	834***
139	894***	179	811***
140	787***	180	913***
141	855***	181	833***
142	822***	182	818***
143	875***	183	814***
144	917***	184	840***
145	909***	185	871***
146	755***	186	882***
147	849***	187	815***
148	885***	188	794***
149	866***	189	803***
150	894***	190	837***
151	766***	191	842***
152	825***	192	835***
153	854***	193	877***
154	864***	194	795***
155	802***	195	849***
156	637***	196	893***
157	814***	197	874***
158	903***	198	896***
159	852***	199	727***
160	837***	200	849***

B-2